Other non-current financial liabilities - Schedule of Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Put options related to acquisitions	€ 2,103	€ 1,830
Liabilities related to share-based payment transactions	6,088	188
Lease liabilities non-current	23,424	14,774
Other liabilities	2,751	2,512
Other financial liabilities	€ 34,366	€ 19,304